Noncontrolling Interests (Summary Of Changes In Ownership Interests And The Effect On Stockholders' Equity) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncontrolling Interests [Abstract]
Net income (loss) available to Genworth Financial, Inc.'s common stockholders	$ 142	$ (16)	$ (136)	$ 59	$ (209)	$ 76	$ 24	$ 161	$ 49	$ 52	$ (504)
Decrease in Genworth Financial, Inc.'s additional paid-in capital for initial sale of Genworth Canada shares to noncontrolling interests											(73)
Decrease in Genworth Financial, Inc.'s additional paid-in capital for additional sale of Genworth Canada shares to noncontrolling interests											(3)
Net transfers to noncontrolling interests											(76)
Change from net income (loss) available to Genworth Financial, Inc.'s common stockholders and transfers to noncontrolling interests									$ 49	$ 52	$ (580)